Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 2,762,388	$ 4,641,282
Debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	2,687,485	4,536,025
Debt financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	1,473,604	3,024,700
Debt financial instruments | Other Chilean debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	5,006	6,656
Debt financial instruments | Foreign debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	1,208,875	1,504,669
Other financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	74,903	105,257
Other financial instruments | Commercial loans
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	55,005	105,257
Other financial instruments | Mortgage loans
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 19,898	$ 0